RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest rate risk | Floating interest rate | Sudsidiary
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying value	$ 7,823	$ 6,758
Hedged item, liabilities	3,396	3,493
5% increase in future energy prices | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(76)	(37)	$ (13)
Effect on OCI	(36)	(21)	(16)
5% increase in future energy prices | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	20	15	37
Effect on OCI	112	114	122
5% decrease in future energy prices | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	75	40	14
Effect on OCI	36	22	16
5% decrease in future energy prices | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(20)	(16)	(38)
Effect on OCI	(118)	(124)	(129)
Impact of 1% increase | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	27	29	10
Effect on OCI	96	95	73
Impact of 1% decrease | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(27)	(29)	(7)
Effect on OCI	$ (96)	$ (95)	$ (72)